NOTE 9 - Derivative Liability - Warrants: Schedule of Assumptions used to estimate the fair value of the warrants (Details) - Warrant	Mar. 31, 2024 $ / shares
Expected life of warrants	1 year 6 months 29 days
Expected volatility	50.00%
Expected dividend yield	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.79%
Exercise price	$ 7.77